CAPITAL STOCK - Changes in Number of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Balance, beginning of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 14.59	$ 12.29	$ 11.38
Granted, Weighted average exercise price (in CDN per share) | $ / shares	17.54	21.76	0.00
Exercised, Weighted average exercise price (in CDN per share) | $ / shares	12.34	12.04	8.00
Forfeited, Weighted average exercise price (in CDN per share) | $ / shares	15.85	0.00	0.00
Balance, end of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 16.49	$ 14.59	$ 12.29
Balance, beginning of year, Number of options (in shares) | shares	1,009,793	834,375	1,061,250
Granted, Number of options (in shares) | shares	392,986	242,918	0
Exercised, Number of options (in shares) | shares	(359,375)	(67,500)	(226,875)
Forfeited, Number of options (in shares) | shares	(32,503)	0	0
Balance, end of year, Number of options (in shares) | shares	1,010,901	1,009,793	834,375